Third Avenue Trust
Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Value Fund
Third Avenue Focused Credit Fund

Supplement dated January 2, 2013
to Prospectus dated March 1, 2012

Effective January 2, 2013, the following information supplements the Funds’ Prospectus dated March 1, 2012:

Addition of Portfolio Managers to the Third Avenue Value Fund

          The following information supplements information on page 5 of the Prospectus under the heading “Portfolio Manager.”

          Yang Lie, Michael Lehmann and Victor Cunningham have joined Team Leader Ian Lapey as Portfolio Managers of the Third Avenue Value Fund.

Addition of Portfolio Managers to the Third Avenue Small-Cap Value Fund

          The following information supplements information on page 10 of the Prospectus under the heading “Portfolio Manager.”

          Tim Bui and Charles Page have joined Team Leader Curtis Jensen as Portfolio Managers of the Third Avenue Small-Cap Value Fund.

Addition of Portfolio Manager to the Third Avenue Real Estate Value Fund

          The following information supplements information on page 15 of the Prospectus under the heading “Portfolio Manager.”

          Ryan Dobratz has joined Team Leaders Michael Winer and Jason Wolf as Portfolio Manager of the Third Avenue Real Estate Value Fund.

Addition of Portfolio Manager to the Third Avenue International Value Fund

          The following information supplements information on page 20 of the Prospectus under the heading “Portfolio Manager.”

          Jakub Rehor has joined Team Leader Amit Wadhwaney and Portfolio Manager Matthew Fine as Portfolio Manager of the Third Avenue International Value Fund.

Addition of Portfolio Managers to the Third Avenue Focused Credit Fund

          The following information supplements information on page 25 of the Prospectus under the heading “Portfolio Manager.”

          Edwin Tai, Joseph Zalewski and Nathaniel Kirk have joined Team Leader Thomas Lapointe as Portfolio Managers of the Third Avenue Focused Credit Fund.

          The following information supplements information on page 33 of the Prospectus under the heading “Portfolio Managers.”

          All of the Third Avenue Funds are managed by teams of Portfolio Managers. Each team works collaboratively in developing investment strategies and selecting securities. Each team has a Leader or Co-Leaders who have final authority over security selection and portfolio construction. Each of the teams are also supported by Third Avenue’s full complement of securities analysts.

Yang Lie

          Ms. Lie joined Third Avenue in 1996 and helped develop the firm’s high net worth and institutional separate accounts business. She manages several of Third Avenue’s largest subadvised accounts and leads Third Avenue’s global technology coverage.

          Previously, Ms. Lie was an equities analyst at Prudential Securities where she covered technology and imaging stocks. Ms. Lie began her career at Motorola, where she managed a team of software engineers and developed both software and hardware components for encryption key management systems.

          Ms. Lie has an M.B.A. in Finance from the University of Chicago and a B.S. in Electrical Engineering from Marquette University.

Michael Lehmann

          Mr. Lehmann joined Third Avenue in 1998, and has focused his efforts on managing high net worth and institutional separate accounts. He is lead manager of Third Avenue’s Value Equity Separate Accounts, a global multi-cap value strategy for institutional and high net worth investors. With Amit Wadhwaney, he co-manages Third Avenue’s Global Value Select Portfolios, an institutionally-focused global strategy.

          In addition, Mr. Lehmann co-manages the Third Avenue Value Fund UCITS for offshore investors as well as many of Third Avenue’s subadvised accounts.

          Previously, Mr. Lehmann was an analyst at Robert M. Cohen & Co., and managed separate accounts at Gabelli Funds. Mr. Lehmann holds a B.S. in Finance from Fordham University.

Victor Cunningham, CFA

          Mr. Cunningham joined Third Avenue in 2012. Previously, he was founder and owner of Lucid Asset Management and prior to forming Lucid, he spent five years as the Research Director at Olstein Funds.

          Mr. Cunningham holds a B.S. in Accounting from Fairfield University and an M.B.A. in Finance from the University of Notre Dame. He is a member of the New York Society of Security Analysts.

Tim Bui, CFA

          Mr. Bui, who joined Third Avenue in 2012, focuses his research on smaller capitalization companies across industries, with particular expertise in energy, basic materials, industrials and financials.

          Previously, Mr. Bui served as portfolio manager at Stark Investments, where he co-managed a long-short U.S. equity fund. He was also a portfolio manager and analyst at Putnam Investments, where he covered several industry sectors including energy, basic materials, industrials, financials and utilities for Putnam’s small-mid cap funds.

          Mr. Bui holds a B.A. in Finance and an M.B.A. from the University of Texas at Austin.

Charles Page, CFA

          Mr. Page joined Third Avenue in 2006 and has focused on small-cap equities.

          Prior to joining Third Avenue, Mr. Page was a small-cap value analyst with Citizens Advisers, a socially responsible investment firm. Earlier in his career, he helped cover technology companies at Robertson Stephens.

          Mr. Page has an M.B.A. from MIT Sloan School of Management and a B.A. in Economics and a B.S. in Earth Systems from Stanford University. He is a member of the New York Society of Security Analysts.

Ryan Dobratz, CFA

          Mr. Dobratz, who joined Third Avenue in 2006, is Co-Portfolio Manager of the Third Avenue Real Estate Value Fund UCITS and the Manulife Global Real Estate Fund.

          Previously, Mr. Dobratz was a research analyst at Morningstar where he was the primary analyst on several North American Real Estate Investment Trusts, real estate holding companies and homebuilders. Mr. Dobratz has played a role in the Firm’s real estate related restructuring activities, which have included investments in one of the largest commercial real estate bankruptcies in U.S. history and the reorganization of one of the leading land development companies in North America.

          Mr. Dobratz holds an M.B.A. with distinction and a B.S. with honors in Business Administration from the University of Missouri. He also studied at the Imperial College of Science and Technology in London, England and is a member of the New York Society of Security Analysts and the New York Private Equity Network Real Estate Group.

Jakub Rehor, CFA

          Mr. Rehor, who joined Third Avenue in 2004, has analyzed foreign and emerging markets securities since 1997. Previously he was a stock analyst at Putnam Investments and at Sanford C. Bernstein and a business analyst for McKinsey & Co. starting in 1995.

          He holds a B.A. in Economics from Yale University and is a member of the New York Society of Security Analysts. He speaks Czech, Russian, Spanish, French, German, Japanese and English.

Edwin Tai, CFA

          In 2010, Mr. Tai joined Third Avenue’s credit team from the Seaport Group, where he was a managing director specializing in distressed debt research including public and private bonds, bank debt, trade claims and special purpose vehicles.

          Prior to that Mr. Tai spent three years at Barclays Capital as a senior member on the distressed debt trading team managing more than $500 million.

          Mr. Tai holds a B.S. in Finance and a B.A. in Economics from Rutgers University. He has an M.S. in Accounting from Babson College and an M.B.A. from MIT’s Sloan School of Management.

Joseph Zalewski

          Mr. Zalewski, who joined Third Avenue in 2009, was a distressed debt and special situations portfolio manager at Credit Suisse Securities. Prior to that he was a senior distressed debt and special situations analyst at investment firm 3V Capital, which he helped build out as the spun-off proprietary trading group of Libertas Partners.

          He has served on the board of EasyLink Services International Corp., and on the creditors committee for Interstate Bakeries Corp.

          Mr. Zalewski has a B.A. in Economics and a B.A. in Political Science from Duke University and is a member of the board of directors of New York’s Red Fern Theatre Company.

Nathaniel Kirk

          Mr. Kirk joined Third Avenue in 2011, after seven years at J.P. Morgan. While at J.P. Morgan, he was most recently in high-yield research, specializing in health care and covering over 80 issuers.

          Earlier in his career, Mr. Kirk worked on J.P. Morgan’s emerging markets trading desk where he traded Mexican, Turkish and Russian sovereign bonds and options as well as corporate debt for issuers, including Pemex. He also worked with J.P. Morgan’s Principal Finance team performing due diligence for purchasing and securitizing non-performing loans in the United Kingdom and Germany.

          Mr. Kirk holds an M.A. in Economics from Cambridge University, where he wrote his thesis on the causes as well as the probability and severity of international financial crises. He holds dual undergraduate degrees in Economics and Political Science from Yale University.

Third Avenue Trust
Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Value Fund
Third Avenue Focused Credit Fund

Supplement dated January 2, 2013
to Statement of Additional Information dated March 1, 2012

Effective January 2, 2013, the following information supplements the Funds’ Statement of Additional Information (“SAI”) dated March 1, 2012:

          Yang Lie, Michael Lehmann and Victor Cunningham have joined Team Leader Ian Lapey as Portfolio Managers of the Third Avenue Value Fund.

          Tim Bui and Charles Page have joined Team Leader Curtis Jensen as Portfolio Managers of the Third Avenue Small-Cap Value Fund.

          Ryan Dobratz has joined Team Leaders Michael Winer and Jason Wolf as Portfolio Manager of the Third Avenue Real Estate Value Fund.

          Jakub Rehor has joined Team Leader Amit Wadhwaney and Portfolio Manager Matthew Fine as Portfolio Manager of the Third Avenue International Value Fund.

          Edwin Tai, Joseph Zalewski and Nathaniel Kirk have joined Team Leader Thomas Lapointe as Portfolio Managers of the Third Avenue Focused Credit Fund.

          The following information supplements information on page 34 of the SAI under the heading “Other Accounts Managed By the Portfolio Managers.”

          As of November 30, 2012, Yang Lie managed or was a member of the management team for the following accounts (other than the Third Avenue Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	2	$412 M	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Yang Lie manages 11 accounts totaling more than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Michael Lehmann managed or was a member of the management team for the following accounts (other than the Third Avenue Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	3	$443 M	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	4	$406 M	None	None

Other Accounts	140*	$397 M	None	None

*	Michael Lehmann manages twelve accounts totaling more than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Victor Cunningham managed or was a member of the management team for the following accounts (other than the Third Avenue Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Victor Cunningham manages six accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Tim Bui managed or was a member of the management team for the following accounts (other than the Third Avenue Small-Cap Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Tim Bui manages four accounts totaling more than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Charles Page managed or was a member of the management team for the following accounts (other than the Third Avenue Small-Cap Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Charles Page manages seven accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Ryan Dobratz managed or was a member of the management team for the following accounts (other than the Third Avenue Real Estate Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	3	$27 M	None	None

Other Accounts	None*	None	None	None

*	Ryan Dobratz manages three accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Jakub Rehor managed or was a member of the management team for the following accounts (other than the Third Avenue International Value Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Jakub Rehor manages ten accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Edwin Tai managed or was a member of the management team for the following accounts (other than the Third Avenue Focused Credit Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Edwin Tai manages four accounts totaling more than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Joseph Zalewski managed or was a member of the management team for the following accounts (other than the Third Avenue Focused Credit Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Joseph Zalewski manages eight accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Nathaniel Kirk managed or was a member of the management team for the following accounts (other than the Third Avenue Focused Credit Fund):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Nathaniel Kirk manages 1 account totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          The following information supplements information on page 37 of the SAI under the heading “Securities Ownership of Portfolio Managers.”

          As of December 31, 2012, the dollar range of securities beneficially owned by each portfolio manager in the Fund he/she manages is shown below:

PORTFOLIO MANAGER	DOLLAR RANGE OF THE FUND’S SECURITIES OWNED

Yang Lie	Third Avenue Value Fund:	$500,000-1,000,000

Michael Lehmann	Third Avenue Value Fund:	$100,000-500,000

Victor Cunningham	Third Avenue Value Fund:	$100,000-500,000

Tim Bui	Third Avenue Small-Cap Value Fund:	$500,000-1,000,000

Charles Page	Third Avenue Small-Cap Value Fund:	$100,000-500,000

Ryan Dobratz	Third Avenue Real Estate Value Fund:	$100,000-500,000

Jakub Rehor	Third Avenue International Value Fund:	$100,000-500,000

Edwin Tai	Third Avenue Focused Credit Fund:	$100,000-500,000

Joseph Zalewski	Third Avenue Focused Credit Fund:	$100,000-500,000

Nathaniel Kirk	Third Avenue Focused Credit Fund:	$10,000-50,000